Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - Fair Value, Measurements, Recurring - JPY (¥)
¥ in Millions
	3 Months Ended			6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2023	Sep. 30, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers in and/or out of Level 3 (net), asset	¥ 0	¥ 0			¥ 0
Level 3 | Loans Held-for-Sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	173,281			¥ 173,849
Gains or losses (realized/ unrealized), included in earnings, asset	168			339
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	4,064			18,249
Gains or losses (realized/ unrealized), asset, total	4,232			18,588
Purchases, asset	1,235			3,132
Sales, asset	(50,752)			(58,350)
Settlements, asset	(607)			(9,830)
Transfers in and/or out of Level 3 (net), asset	0			0
Ending Balance, asset	127,389			127,389
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	162			140
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	4,064			18,249
Level 3 | Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	268,397	176,919		243,602	141,060
Gains or losses (realized/ unrealized), included in earnings, asset	4,166	4,393		12,527	10,011	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	5,869	2,401		13,684	5,711	[2]
Gains or losses (realized/ unrealized), asset, total	10,035	6,794		26,211	15,722
Purchases, asset	12,830	13,190		21,976	47,361	[3]
Sales, asset	(2,900)	0		(3,651)	(5,678)
Settlements, asset	(6,207)	(1,898)		(7,256)	(3,460)	[4]
Transfers in and/or out of Level 3 (net), asset	0	0		1,273	0
Ending Balance, asset	282,155	195,005		282,155	195,005
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	3,694	4,391		11,956	9,995	[1]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	5,894	2,558		14,095	6,090	[2]
Level 3 | Available-for-sale debt securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	4,871	3,409		3,331	3,053
Gains or losses (realized/ unrealized), included in earnings, asset	0	0		(80)	0	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	154	203		501	559	[2]
Gains or losses (realized/ unrealized), asset, total	154	203		421	559
Purchases, asset	0	0		0	0	[3]
Sales, asset	0	0		0	0
Settlements, asset	0	0		0	0	[4]
Transfers in and/or out of Level 3 (net), asset	0	0		1,273	0
Ending Balance, asset	5,025	3,612		5,025	3,612
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	0	0		(80)	0	[1]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	125	203		472	559	[2]
Level 3 | Available-for-sale debt securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	5,152	625		4,737	697
Gains or losses (realized/ unrealized), included in earnings, asset	249	0		719	0	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	0	0		0	(1)	[2]
Gains or losses (realized/ unrealized), asset, total	249	0		719	(1)
Purchases, asset	0	0		14	0	[3]
Sales, asset	0	0		0	0
Settlements, asset	(1)	(275)		(70)	(346)	[4]
Transfers in and/or out of Level 3 (net), asset	0	0		0	0
Ending Balance, asset	5,400	350		5,400	350
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	156	0		539	0	[1]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	0	0		0	0	[2]
Level 3 | Available-for-sale debt securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	0			0
Gains or losses (realized/ unrealized), included in earnings, asset	0			0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	196			196
Gains or losses (realized/ unrealized), asset, total	196			196
Purchases, asset	6,879			6,879
Sales, asset	0			0
Settlements, asset	0			0
Transfers in and/or out of Level 3 (net), asset	0			0
Ending Balance, asset	7,075			7,075
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	0			0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	0			0
Level 3 | Available-for-sale debt securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	258,374	172,885		235,534	137,310
Gains or losses (realized/ unrealized), included in earnings, asset	3,917	4,393		11,888	10,011	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	5,519	2,198		12,987	5,153	[2]
Gains or losses (realized/ unrealized), asset, total	9,436	6,591		24,875	15,164
Purchases, asset	5,951	13,190		15,083	47,361	[3]
Sales, asset	(2,900)	0		(3,651)	(5,678)
Settlements, asset	(6,206)	(1,623)		(7,186)	(3,114)	[4]
Transfers in and/or out of Level 3 (net), asset	0	0		0	0
Ending Balance, asset	264,655	191,043		264,655	191,043
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	3,538	4,391		11,497	9,995	[1]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	5,769	2,355		13,623	5,531	[2]
Level 3 | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	154,246	124,735		140,563	112,972
Gains or losses (realized/ unrealized), included in earnings, asset	868	2,539		2,383	3,874	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	4,956	6,881		17,036	19,692	[2]
Gains or losses (realized/ unrealized), asset, total	5,824	9,420		19,419	23,566
Purchases, asset	823	621		1,060	2,500	[3]
Sales, asset	(401)	(4,040)		(401)	(7,144)
Settlements, asset	(361)	(364)		(510)	(1,522)	[4]
Transfers in and/or out of Level 3 (net), asset	0	0		0	0
Ending Balance, asset	160,131	130,372		160,131	130,372
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	874	2,336		2,175	3,155	[1]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	4,936	6,880		17,037	19,688	[2]
Level 3 | Equity securities | Investment funds, and others
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	154,246	124,735		140,563	112,972
Gains or losses (realized/ unrealized), included in earnings, asset	868	2,539		2,383	3,874	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	4,956	6,881		17,036	19,692	[2]
Gains or losses (realized/ unrealized), asset, total	5,824	9,420		19,419	23,566
Purchases, asset	823	621		1,060	2,500	[3]
Sales, asset	(401)	(4,040)		(401)	(7,144)
Settlements, asset	(361)	(364)		(510)	(1,522)	[4]
Transfers in and/or out of Level 3 (net), asset	0	0		0	0
Ending Balance, asset	160,131	130,372		160,131	130,372
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	874	2,336		2,175	3,155	[1]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	4,936	6,880		17,037	19,688	[2]
Level 3 | Certain investment in affiliates
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	2,727			2,511
Gains or losses (realized/ unrealized), included in earnings, asset	0			0
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	147			363
Gains or losses (realized/ unrealized), asset, total	147			363
Purchases, asset	2,282			2,282
Sales, asset	0			0
Settlements, asset	(153)			(153)
Transfers in and/or out of Level 3 (net), asset	0			0
Ending Balance, asset	5,003			5,003
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	0			0
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	147			363
Level 3 | Derivative assets and liabilities (net)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	(4,716)	(17,781)		(7,824)	(3,772)
Gains or losses (realized/ unrealized), included in earnings, asset	632	(5,681)		4,229	(18,486)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	(130)	(1,377)		(619)	(2,581)	[2]
Gains or losses (realized/ unrealized), asset, total	502	(7,058)		3,610	(21,067)
Purchases, asset	0	0		0	0	[3]
Sales, asset	0	0		0	0
Settlements, asset	0	0		0	0	[4]
Transfers in and/or out of Level 3 (net), asset	0	0		0	0
Ending Balance, asset	(4,214)	(24,839)		(4,214)	(24,839)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	632	(5,681)		4,229	(18,486)	[1]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	(130)	(1,377)		(619)	(2,581)	[2]
Level 3 | Derivative assets and liabilities (net) | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	(4,716)	(17,781)		(7,824)	(3,772)
Gains or losses (realized/ unrealized), included in earnings, asset	632	(5,681)		4,229	(18,486)	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	(130)	(1,377)		(619)	(2,581)	[2]
Gains or losses (realized/ unrealized), asset, total	502	(7,058)		3,610	(21,067)
Purchases, asset	0	0		0	0	[3]
Sales, asset	0	0		0	0
Settlements, asset	0	0		0	0	[4]
Transfers in and/or out of Level 3 (net), asset	0	0		0	0
Ending Balance, asset	(4,214)	(24,839)		(4,214)	(24,839)
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	632	(5,681)		4,229	(18,486)	[1]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	(130)	(1,377)		(619)	(2,581)	[2]
Level 3 | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	3,876	5,732		4,676	5,214
Gains or losses (realized/ unrealized), included in earnings, asset	(410)	(216)		(1,409)	121	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	0	0		0	0	[2]
Gains or losses (realized/ unrealized), asset, total	(410)	(216)		(1,409)	121
Purchases, asset	250	321		500	632	[3]
Sales, asset	0	0		0	0
Settlements, asset	(46)	(135)		(97)	(265)	[4]
Transfers in and/or out of Level 3 (net), asset	0	0		0	0
Ending Balance, asset	3,670	5,702		3,670	5,702
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(410)	(216)		(1,409)	121	[1]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	0	0		0	0	[2]
Level 3 | Other assets | Reinsurance recoverables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, asset	3,876	5,732		4,676	5,214	[5]
Gains or losses (realized/ unrealized), included in earnings, asset	(410)	(216)		(1,409)	121	[1],[5]
Gains or losses (realized/ unrealized), included in other comprehensive income, asset	0	0		0	0	[2],[5]
Gains or losses (realized/ unrealized), asset, total	(410)	(216)		(1,409)	121	[5]
Purchases, asset	250	321		500	632	[3],[5]
Sales, asset	0	0		0	0
Settlements, asset	(46)	(135)		(97)	(265)	[4],[5]
Transfers in and/or out of Level 3 (net), asset	0	0		0	0	[5]
Ending Balance, asset	3,670	5,702	[5]	3,670	5,702	[5]
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	(410)	(216)		(1,409)	121	[1],[5]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	0	0		0	0	[2],[5]
Level 3 | Policy liabilities and policy account balances
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	170,568	180,791		163,734	198,905
Gains or losses (realized/ unrealized), included in earnings, liability	3,028	2,204		(10,121)	11,679	[1]
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	(110)	106		(170)	83	[2]
Gains or losses (realized/ unrealized), liability, total	2,918	2,310		(10,291)	11,762
Purchases, liability	0	0		0	0	[3]
Sales, liability	0	0		0	0
Settlements, liability	(7,473)	(8,304)		(13,848)	(16,966)	[4]
Transfers in and/or out of Level 3 (net), liability	0	0		0	0
Ending Balance, liability	160,177	170,177		160,177	170,177
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	3,028	2,204		(10,121)	11,679	[1]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	(110)	106		(170)	83	[2]
Level 3 | Policy liabilities and policy account balances | Variable annuity and variable life insurance contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, liability	170,568	180,791		163,734	198,905	[6]
Gains or losses (realized/ unrealized), included in earnings, liability	3,028	2,204		(10,121)	11,679	[1],[6]
Gains or losses (realized/ unrealized), included in other comprehensive income, liability	(110)	106		(170)	83	[2],[6]
Gains or losses (realized/ unrealized), liability, total	2,918	2,310		(10,291)	11,762	[6]
Purchases, liability	0	0		0	0	[3],[6]
Sales, liability	0	0		0	0
Settlements, liability	(7,473)	(8,304)		(13,848)	(16,966)	[4],[6]
Transfers in and/or out of Level 3 (net), liability	0	0		0	0	[6]
Ending Balance, liability	160,177	170,177	[6]	160,177	170,177	[6]
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	3,028	2,204		(10,121)	11,679	[1],[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	¥ (110)	¥ 106		¥ (170)	¥ 83	[2],[6]

[1]	Principally, gains and losses from loans held for sale are included in “Revenues from interest on loans”, available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, certain investment in affiliates, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”
[3]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[4]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[5]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
[6]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.